Schedule 1 - Condensed Financial Statements of The Company	12 Months Ended
Dec. 31, 2013
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
SCHEDULE 1—CONDENSED FINANCIAL STATEMENTS OF THE COMPANY

Balance Sheets

(In thousands, except for shares)

	As of December 31,
	2012	2013	2013
	RMB	RMB	US$
ASSETS:
Current assets:
Cash and cash equivalents	14,589	11,471	1,895
Other receivables	1,212	40,106	6,625
Amounts due from subsidiaries	1,528,450	1,491,025	246,300
Total current assets	1,544,251	1,542,602	254,820
Non-current assets:
Investment in subsidiaries	1,386,753	1,561,555	257,950
Total assets	2,931,004	3,104,157	512,770

LIABILITIES AND SHAREHOLDERS’ EQUITY:
Current liabilities:
Other payables	5,578	45,102	7,451
Amounts due to subsidiaries	31,046	30,958	5,114
Total liabilities	36,624	76,060	12,565
Ordinary shares (Authorized shares:10,000,000,000 at US$0.001 each; issued and outstanding shares: 998,861,526 and 998,861,526 as of December 31, 2012and 2013, respectively)	7,624	7,624	1,259
Additional paid-in capital	2,284,906	2,329,962	384,882
Retained earnings	705,982	801,625	132,419
Accumulated other comprehensive loss	(104,132)	(111,114)	(18,355)
Total shareholders’ equity	2,894,380	3,028,097	500,205
Total liabilities and shareholders' equity	2,931,004	3,104,157	512,770

Statements of Income (Loss) and Comprehensive Income (Loss)

(In thousands)

	Year Ended December 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$
General and administrative expenses	(70,893)	(77,993)	(50,633)	(8,364)
Interest income	2,011	13,215	6,847	1,131
Equity in earnings (loss) of subsidiaries	(230,492)	195,288	139,429	23,032
Net income (loss)	(299,374)	130,510	95,643	15,799
Other comprehensive loss, net of tax: Foreign currency translation adjustments	(18,291)	(2,481)	(6,982)	(1,153)
Comprehensive income (loss)attributable to the CNinsure Inc’s shareholders	(317,665)	128,029	88,661	14,646

Statements of Shareholders’ Equity

(In thousands, except for shares)

					Accumulated
	Share Capital		Additional	Retained	Other Comprehensive
	Number of Share	Amounts	Paid-in Capital	Earnings	Income (Loss)	Total
		RMB	RMB	RMB	RMB	RMB
Balance as of January1, 2011	1,002,977,326	7,649	2,261,849	874,846	(83,360)	3,060,984
Net loss	—	—	—	(299,374)	—	(299,374)
Foreign currency translation	—	—	—	—	(18,291)	(18,291)
Exercise of share options	2,670,340	17	5,288	—	—	5,305
Repurchase of ordinary shares	(3,106,220)	(20)	(13,702)	—	—	(13,722)
Share-based compensation	—	—	57,003	—	—	57,003
Other	—	—	(37,858)	—	—	(37,858)
Balance as of December 31, 2011	1,002,541,446	7,646	2,272,580	575,472	(101,651)	2,754,047
Net income	—	—	—	130,510	—	130,510
Foreign currency translation	—	—	—	—	(2,481)	(2,481)
Exercise of share options	183,380	1	347	—	—	348
Repurchase of ordinary shares	(3,863,300)	(23)	(9,221)	—	—	(9,244)
Share-based compensation	—	—	66,878	—	—	66,878
Other	—	—	(45,678)	—	—	(45,678)
Balance as of December 31, 2012	998,861,526	7,624	2,284,906	705,982	(104,132)	2,894,380
Net income	—	—	—	95,643	—	95,643
Foreign currency translation	—	—	—	—	(6,982)	(6,982)
Share-based compensation	—	—	44,904	—	—	44,904
Other	—	—	152	—	—	152
Balance as of December 31, 2013	998,861,526	7,624	2,329,962	801,625	(111,114)	3,028,097
Balance as of December 31, 2013 in US$		1,259	384,882	132,419	(18,355)	500,205

Statements of Cash Flows

(In thousands)

	Year Ended December 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$
OPERATING ACTIVITIES
Net income (loss)	(299,374)	130,510	95,643	15,799
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Equity in (earnings) loss of subsidiaries	230,492	(195,288)	(139,016)	(22,965)
Compensation expenses associated with stock options	57,003	66,878	44,904	7,418
Changes in operating assets and liabilities:
Other receivables	(188,182)	189,004	1,212	201
Other payables	(6,790)	(189)	(582)	(96)
Net cash (used in)generated from operating activities	(206,851)	190,915	2,161	357
Cash flows from investing activities
Increase in investment in subsidiaries	(56,374)	(12,899)	(34,102)	(5,633)
Advances (to) from subsidiaries	205,316	(176,826)	37,337	6,167
Disposal of subsidiaries	—	—	(1,532)	(253)
Net cash (used in) generated from investing activities	148,942	(189,725)	1,703	281
Cash flows from financing activities:
Proceeds on exercise of stock options	5,305	348	—	—
Repurchase ordinary shares	(13,722)	(9,244)	—	—
Net cash used in financing activities	(8,417)	(8,896)	—	—
Net increase (decrease) in cash and cash equivalents	(66,326)	(7,706)	3,864	638
Cash and cash equivalents at beginning of year	109,393	24,776	14,589	2,410
Effect of exchange rate changes on cash and cash equivalents	(18,291)	(2,481)	(6,982)	(1,153)
Cash and cash equivalents at end of year	24,776	14,589	11,471	1,895

Note to Schedule 1

(In thousands, except for shares)

Schedule 1 has been provided pursuant to the requirements of Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X, which require condensed financial statements as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries (including variable interest entities) together exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. As of December 31, 2013, RMB1,907,730 of the restricted capital and reserves are not available for distribution, and as such, the condensed financial statements of the Company have been presented for the years ended December 31,2012 and 2013.